Share Capital - Schedule Analysis of Issued Shares (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	¥ 2	¥ 2
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	3,301,604,303	3,147,809,000	3,147,809,003	3,097,809,008
Share capital	¥ 2	¥ 2
Class A Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,636,655,055	1,482,859,752
Share capital	¥ 1	¥ 1
Class B Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,664,949,248	1,664,949,248
Share capital	¥ 1	¥ 1